AB Variable Products Series Fund, Inc.

AB Sustainable International Thematic Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.3%
Financials – 21.9%
Banks – 3.8%
Bank Mandiri Persero Tbk PT	2,165,500	$842,870
HDFC Bank Ltd.	28,024	513,806

		1,356,676

Capital Markets – 8.7%
Deutsche Boerse AG	5,512	951,905
London Stock Exchange Group PLC	10,108	1,013,083
Partners Group Holding AG	1,056	1,185,459

		3,150,447

Financial Services – 2.6%
Edenred SE	15,226	952,478

Insurance – 6.8%
Aflac, Inc.	12,732	977,181
AIA Group Ltd.	80,400	650,206
Beazley PLC	80,971	544,473
Prudential PLC	27,609	296,778

		2,468,638

		7,928,239

Information Technology – 19.7%
Electronic Equipment, Instruments & Components – 4.8%
Flex Ltd.(a)	13,983	377,262
Halma PLC	36,432	858,364
Keyence Corp.	1,400	517,756

		1,753,382

IT Services – 2.9%
Accenture PLC - Class A	3,384	1,039,260

Semiconductors & Semiconductor Equipment – 10.4%
ASML Holding NV	1,293	761,254
Infineon Technologies AG	25,251	836,331
NXP Semiconductors NV	3,527	705,118
STMicroelectronics NV	14,660	632,184
Taiwan Semiconductor Manufacturing Co., Ltd.	51,000	831,618

		3,766,505

Software – 1.6%
Descartes Systems Group, Inc. (The)(a)	7,802	572,511

		7,131,658

Health Care – 18.5%
Biotechnology – 0.9%
Abcam PLC (Sponsored ADR)(a)	13,598	307,723

Health Care Equipment & Supplies – 5.8%
Alcon, Inc.	10,276	792,972
ConvaTec Group PLC(b)	151,515	401,525
STERIS PLC	4,138	907,960

		2,102,457

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.4%
Apollo Hospitals Enterprise Ltd.	14,051	$868,844

Life Sciences Tools & Services – 6.7%
Danaher Corp.	2,990	741,819
ICON PLC(a)	4,006	986,477
Tecan Group AG (REG)	2,052	689,721

		2,418,017

Pharmaceuticals – 2.7%
Roche Holding AG (Genusschein)	3,560	971,884

		6,668,925

Consumer Staples – 12.7%
Food Products – 6.5%
Danone SA	11,461	632,163
Kerry Group PLC - Class A	6,852	572,515
Marico Ltd.	43,729	295,406
Nestle SA (REG)	7,518	851,007

		2,351,091

Personal Care Products – 6.2%
Dabur India Ltd.	111,021	734,157
Haleon PLC	190,043	787,745
Unilever PLC (London)	14,487	716,625

		2,238,527

		4,589,618

Industrials – 11.8%
Construction & Engineering – 2.3%
WSP Global, Inc.(c)	5,858	826,784

Machinery – 5.2%
ATS Corp.(a)	8,500	362,270
Husqvarna AB - Class B(c)	46,698	356,360
SMC Corp.	1,700	762,046
TOMRA Systems ASA	35,647	405,089

		1,885,765

Professional Services – 4.3%
Experian PLC	25,798	843,790
RELX PLC (London)	21,395	721,865

		1,565,655

		4,278,204

Consumer Discretionary – 5.4%
Automobile Components – 2.6%
Autoliv, Inc.	9,655	931,515

Automobiles – 2.8%
BYD Co., Ltd. - Class H(c)	33,000	1,016,737

		1,948,252

Company	Shares	U.S. $ Value

Materials – 4.4%
Chemicals – 1.3%
Chr Hansen Holding A/S	7,568	$462,957

Containers & Packaging – 3.1%
Huhtamaki Oyj(c)	16,211	532,948
Smurfit Kappa Group PLC	18,120	601,942

		1,134,890

		1,597,847

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Neste Oyj(c)	19,822	671,344

Total Common Stocks (cost $31,252,485)		34,814,087

SHORT-TERM INVESTMENTS – 4.9%
Investment Companies – 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $1,772,655)	1,772,655	1,772,655

Total Investments Before Security Lending Collateral for Securities Loaned – 101.2% (cost $33,025,140)		36,586,742

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(d) (e) (f) (cost $1,025,612)	1,025,612	1,025,612

Total Investments – 104.0% (cost $34,050,752)(g)		37,612,354
Other assets less liabilities – (4.0)%		(1,464,008)

Net Assets – 100.0%		$36,148,346

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	2,841	USD	570	10/03/2023	$5,054
Bank of America, NA	USD	567	BRL	2,841	10/03/2023	(2,139)
Bank of America, NA	IDR	5,371,462	USD	357	10/12/2023	9,790
Bank of America, NA	KRW	101,074	USD	75	10/26/2023	666
Bank of America, NA	USD	568	BRL	2,841	11/03/2023	(4,993)
Bank of America, NA	USD	1,715	AUD	2,647	11/08/2023	(11,441)
Bank of America, NA	INR	51,472	USD	616	12/14/2023	(854)
Bank of America, NA	USD	71	INR	5,921	12/14/2023	53
Bank of America, NA	USD	2,520	CNH	18,310	01/11/2024	(113)
Citibank, NA	IDR	3,139,978	USD	207	10/12/2023	4,594
Citibank, NA	USD	1,374	KRW	1,751,060	10/26/2023	(78,379)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,520	CAD	2,056	10/27/2023	$(5,807)
Citibank, NA	GBP	2,300	USD	2,868	11/17/2023	60,967
Citibank, NA	USD	684	TWD	21,695	11/29/2023	(8,056)
Goldman Sachs Bank USA	CHF	2,032	USD	2,276	11/16/2023	45,983
Morgan Stanley Capital Services, Inc.	BRL	2,841	USD	567	10/03/2023	2,139
Morgan Stanley Capital Services, Inc.	USD	577	BRL	2,841	10/03/2023	(11,818)
Morgan Stanley Capital Services, Inc.	USD	4,128	JPY	592,122	10/19/2023	(156,067)
State Street Bank & Trust Co.	EUR	63	USD	68	10/12/2023	1,587
State Street Bank & Trust Co.	EUR	75	USD	79	10/12/2023	(139)
State Street Bank & Trust Co.	USD	931	EUR	858	10/12/2023	(23,496)
State Street Bank & Trust Co.	USD	163	ILS	602	10/18/2023	(5,549)
State Street Bank & Trust Co.	JPY	26,626	USD	181	10/19/2023	2,155
State Street Bank & Trust Co.	USD	315	JPY	46,021	10/19/2023	(6,176)
State Street Bank & Trust Co.	CAD	656	USD	488	10/27/2023	4,506
State Street Bank & Trust Co.	USD	312	ZAR	5,981	11/06/2023	2,474
State Street Bank & Trust Co.	ZAR	1,035	USD	54	11/06/2023	(715)
State Street Bank & Trust Co.	AUD	91	USD	58	11/08/2023	(188)
State Street Bank & Trust Co.	USD	56	CHF	50	11/16/2023	(679)
State Street Bank & Trust Co.	USD	239	MXN	4,137	11/16/2023	(3,787)
State Street Bank & Trust Co.	USD	282	SGD	384	11/16/2023	(624)
State Street Bank & Trust Co.	GBP	216	USD	265	11/17/2023	1,405
State Street Bank & Trust Co.	USD	116	GBP	95	11/17/2023	54
State Street Bank & Trust Co.	NOK	2,887	USD	267	12/07/2023	(2,985)
State Street Bank & Trust Co.	USD	289	SEK	3,182	12/07/2023	3,352
State Street Bank & Trust Co.	CNH	707	USD	97	01/11/2024	205
State Street Bank & Trust Co.	CNH	2,922	USD	402	01/11/2024	(35)

						$(179,056)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the market value of this security amounted to $401,525 or 1.1% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,428,744 and gross unrealized depreciation of investments was $(3,046,198), resulting in net unrealized appreciation of $3,382,546.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2023 (unaudited)

20.1%	United States
12.5%	United Kingdom
12.3%	Switzerland
6.6%	France
6.1%	Germany
4.9%	India
4.8%	Japan
3.5%	Netherlands
3.5%	Taiwan
3.3%	Denmark
3.2%	Ireland
2.8%	Finland
2.6%	Sweden
9.0%	Other
4.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.6% or less in the following: Denmark, Indonesia, Netherlands, Norway and Taiwan.

AB Variable Products Series Fund, Inc.

AB Sustainable International Thematic Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$977,181	$6,951,058		$—	$7,928,239
Information Technology	2,694,151	4,437,507		—	7,131,658
Health Care	2,943,979	3,724,946		—	6,668,925
Consumer Staples	—	4,589,618		—	4,589,618
Industrials	1,189,054	3,089,150		—	4,278,204
Consumer Discretionary	931,515	1,016,737		—	1,948,252
Materials	—	1,597,847		—	1,597,847
Energy	—	671,344		—	671,344
Short-Term Investments	1,772,655	—		—	1,772,655
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,025,612	—		—	1,025,612

Total Investments in Securities	11,534,147	26,078,207	(a)	—	37,612,354
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	144,984		—	144,984
Liabilities:
Forward Currency Exchange Contracts	—	(324,040)		—	(324,040)

Total	$11,534,147	$25,899,151		$—	$37,433,298

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Fund	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,145	$8,611	$7,983	$1,773	$76
Government Money Market Portfolio*	0	3,701	2,675	1,026	12
Total	$1,145	$12,312	$10,658	$2,799	$88

*	Investments of cash collateral for securities lending transactions.